Reserves (Details 5)	Dec. 31, 2017 $ / shares
Number of Warrents,Outstanding	2,448,000
Weighted Average Exercise Price	$ 0.25
July 7, 2018 [Member]
Number of Warrents,Outstanding	2,448,000
Weighted Average Exercise Price	$ 0.25